Summary of Significant Accounting Policies - Schedule of Payments Received from Customer (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Payments Received from Customer [Abstract]
Beginning balance	$ 78,427	$ 181,930
Customer advances	111,542	558,603
Recognized as revenues	(111,030)	(650,332)
Reclassified to other payables	(76,879)
Effect of exchange rates	1,781	(11,774)
Ending balance	$ 3,841	$ 78,427